Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

1933 Act Rule 497(j)
1933 Act File No. 002-73948
1940 Act File No. 811-03258

March 4, 2024
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	DFA Investment Dimensions Group Inc. (“the Registrant”)
File Nos. 002-73948 and 811-03258
Rule 497(j) Filing

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that: (i) the form of Prospectuses for all series of the Registrant, other than VA U.S. Large Value Portfolio, VA U.S. Targeted Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio, and the Statements of Additional Information for all series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 257/259 to the Registration Statement of the Registrant; and (ii) the text of Post-Effective Amendment Nos. 257/259 to the Registration Statement of the Registrant was filed electronically with the U.S. Securities and Exchange Commission via the EDGAR system on February 28, 2024.
Please direct questions or comments relating to this filing to me at (215) 564-8048 or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.

Very truly yours, /s/ Jana L. Cresswell Jana L. Cresswell

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